Note 9 - Summary of Stock Options	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
9.	Summary of Stock Options

Stock Option Plans

The Company has issued equity awards in the form of stock options and restricted stock awards from three
employee benefit plans. The plans include the Company’s
2005
Stock Incentive Plan (the
“2005
Plan”), the Viveve Amended and Restated
2006
Stock Plan (the
“2006
Plan”) and the Company’s Amended and Restated
2013
Stock Option and Incentive Plan (the
“2013
Plan”).

The
2005
Plan was adopted by the Company’s board of directors and approved by its stockholders. As of
December
31,
2016,
1,892
shares of common stock remain reserved for issuance under the
2005
Plan. The Company does not intend to grant further awards from the
2005
Plan, however, it will continue to administer the
2005
Plan until all outstanding awards are exercised, expire, terminate or are forfeited. There are currently outstanding stock option awards issued from the
2005
Plan covering a total of
1,892
shares of the Company’s common stock. The weighted average exercise price of the outstanding stock options is
$116.29
per share and the weighted average remaining contractual term is
0.73
years.

The
2006
Plan was adopted by the board of directors of Viveve, Inc. and was terminated in conjunction with the merger that took place on
September
23,
2014
between PLC Systems Inc., Viveve, Inc. and PLC Systems Acquisition Corp. (the “Merger”). Prior to the Merger, the board of directors voted to accelerate the vesting of all unvested options that were outstanding as of the date of the Merger such that all options would be immediately vested and exercisable by the holders. In conjunction with the Merger, the Company agreed to assume and administer the
2006
Plan and all outstanding options to purchase shares of Viveve, Inc. common stock issued from the
2006
Plan were converted into options to purchase shares of the Company’s common stock (rounded down to the nearest whole share). The number of shares of the Company’s common stock into which the
2006
Plan options were converted was determined by multiplying the number of shares covered by each
2006
Plan option by the exchange ratio of
0.0080497
(or
0.0010062
on a post- reverse stock split basis). The exercise price of each
2006
Plan option was determined by dividing the exercise price of each
2006
Plan option immediately prior to the Merger by the exchange ratio of
0.0080497
(or
0.0010062
on a post- reverse stock split basis) (rounded up to the nearest cent). There are currently outstanding stock option awards issued from the
2006
Plan covering a total of
38,378
shares of the Company’s common stock and no shares are available for future awards. The weighted average exercise price of the outstanding stock options is
$10.49
per share and the weighted average remaining contractual term is
5.88
years.

The
2013
Plan was also adopted by the Company’s board of directors and approved by its stockholders. The
2013
Plan is administered by the Compensation Committee of the Company’s board of directors (the “Administrator”). Under the
2013
Plan, the Company
may
grant equity awards to eligible participants which
may
take the form of stock options (both incentive stock options and non-qualified stock options), stock appreciation rights, restricted, deferred or unrestricted stock awards, performance based awards or dividend equivalent rights. Awards may
be granted to officers, employees, nonemployee directors (as defined in the
2013
Plan) and other key persons (including consultants and prospective employees). The term of any stock option award may
not exceed
10
years and
may
be subject to vesting conditions, as determined by the Administrator. Options granted generally vest over four
years. Incentive stock options
may
be granted only to employees of the Company or any subsidiary that is a “subsidiary corporation” within the meaning of Section
424(f)
of the Internal Revenue Code. The exercise price of any stock option award cannot be less than the fair market value of the Company’s common stock, provided, however, that an incentive stock option granted to an employee who owns more than
10%
of the Company’s outstanding voting power must have an exercise price of no less than
110%
of the fair market value of the Company’s common stock and a term that does not exceed five
years.

On
August
22,
2016,
the Company’s stockholders approved an amendment to the
2013
Plan increasing the maximum number of shares of common stock reserved and available for awards under the
2013
Plan (the “Stock Issuable”) by
737,500
shares from
1,262,500
 shares to a total of
2,000,000
shares and to add an “evergreen” provision to the
2013
Plan which will automatically increase annually, on the
first
day of each
January,
the Stock Issuable by an amount equal to the lesser of (i) the number of shares that will increase the Stock Issuable by
4%
of the total number of shares of common stock outstanding (on a fully diluted basis) or (ii) an amount determined by the board of directors. On
December
23,
2016,
the board of directors approved the
2017
evergreen increase equal to
4%
of the total number of fully diluted common shares or
523,209
shares, which is effective
January
1,
2017.

As of
December
31,
2016,
there are outstanding stock option awards issued from the
2013
Plan covering a total of
1,869,494
shares of the Company’s common stock and there remain reserved for future awards
10,236
shares of the Company’s common stock. The weighted average exercise price of the outstanding stock options is
$5.99
per share, and the remaining contractual term is
9.19
years.

Activity under the
2005
Plan, the
2006
Plan and the
2013
Plan is as follows:

	Year Ended December 31, 2016
			Weighted
		Weighted	Average	Aggregate
	Number	Average	Remaining	Intrinsic
	of	Exercise	Contractual	Value
	Shares	Price	Term (years)	(in thousands)

Options outstanding, beginning of period	1,022,195	$6.47	9.37	$1,194,180
Options granted	978,966	$6.00
Options exercised	(3,020)	$4.80
Options canceled	(88,377)	$7.41
Options outstanding, end of period	1,909,764	$6.19	9.12	$211,396

Vested and exercisable and expected to vest, end of period	1,761,430	$6.22	9.09	$204,619

Vested and exercisable, end of period	368,681	$7.51	8.04	$102,306

The aggregate intrinsic value reflects the difference between the exercise price of the underlying stock options and the Company’s closing share price as of
December
31,
2016.

The options outstanding and exercisable as of
December
31,

2016
are as follows:

			Options Outstanding			Options Exercisable
					Weighted
			Number	Weighted	Average	Number	Weighted
			Outstanding	Average	Remaining	Exercisable	Average
Range of			as of	Exercise	Contractual	as of	Exercise
Exercise Prices			December 31, 2016	Price	Term (Years)	December 31, 2016	Price

	$2.64		12,500	$2.64	8.37	5,209	$2.64
$3.68	-	$3.76	79,376	$3.75	8.10	36,382	$3.75
$4.80	-	$4.92	197,969	$4.80	7.80	109,150	$4.80
	$5.22		595,034	$5.22	9.98	7,250	$5.22
	$6.00		565,628	$6.00	8.96	141,412	$6.00
$6.24	-	$6.40	129,267	$6.35	9.15	-	$-
$7.00	-	$7.92	284,075	$7.71	9.49	23,363	$7.72
	$9.92		38,135	$9.92	5.89	38,135	$9.92
$56.00	-	$296.00	7,780	$83.66	0.83	7,780	$83.66
			1,909,764	$6.19	9.12	368,681	$7.51

Restricted Stock Awards

In
January
2016,
the Company granted restricted stock awards (“RSAs”) for
39,494
shares of common stock under the
2013
Plan to employees for
2015
accrued bonuses with a weighted average grant date fair value of
$6.24
per share, based on the market price of the Company’s common stock on the award date. The RSAs vest on the one
-year anniversary of the award date.
As of
December
31,
2016,
none
of these RSAs were vested.

In
August
2016,
the Company granted RSAs for
5,998
shares of common stock under the
2013
Plan to board members as director compensation with a weighted average grant date fair value of
$7.89
per share, based on the market price of the Company’s common stock on the award date. The RSAs were fully vested on the date of grant.

In
September
2016,
the Company granted
25,000
shares to a consultant with a weighted average grant date fair value of
$7.58
per share, based on the market price of the Company’s common stock on the award date. The RSA vests over one
year at a rate of
1/4th
per quarter beginning as of the award date. As of
December
31,
2016,
6,250
shares were vested.

In
November
2016,
the Company granted RSAs for
6,544
shares of common stock under the
2013
Plan to board members as director compensation with a weighted average grant date fair value of
$5.91
per share, based on the market price of the Company’s common stock on the award date. The RSAs were fully vested on the date of grant.

A total of
89
shares pursuant to a RSA granted in
January
2016
were cancelled in
September
2016.

The total number of shares pursuant to outstanding RSAs as of
December
31,
2016
were
58,155
shares of common stock.

Stock-Based Compensation

During the years ended
December
31,

2016
and
2015,
the Company granted stock options to employees to purchase
919,841
and
753,880
shares of common stock with a weighted average grant date fair value of
$2.63
and
$3.13
per share, respectively. The aggregate intrinsic value of options exercised during the year ended
December
31,
2016
was
$5,000.
There were
no
options exercised during the year ended
December
31,
2015.

The Company estimated the fair value of stock options using the Black-Scholes option pricing model. The fair value of employee stock options is being amortized on a straight-line basis over the requisite service period of the awards. The fair value of employee stock options granted was estimated using the following weighted average assumptions:

	Year Ended
	December 31,
	2016	2015

Expected term (in years)	5	5
Average volatility	49%	63%
Risk-free interest rate	1.78%	1.70%
Dividend yield	0%	0%

During the year ended
December
31,

2016,
the Company granted stock options to nonemployees to purchase
59,125
shares of common stock with a weighted average grant date fair value of
$4.60
per share. There were
no
options granted to nonemployees during the year ended
December
31,
2015.
There were
no
options exercised by nonemployees during the years ended
December
31,
2016
and
2015.

The fair value of nonemployee stock options granted was estimated using the following weighted average assumptions:

Year Ended
December 31,
2016

Expected term (in years)	10
Average volatility	51%
Risk-free interest rate	2.43%
Dividend yield	0%

Option-pricing models require the input of various subjective assumptions, including the option’s expected life and the price volatility of the underlying stock. The expected stock price volatility is based on analysis of the Company’s stock price history over a period commensurate with the expected term of the options, trading volume of comparable companies’ stock, look-back volatilities and Company specific events that affected volatility in a prior period. The expected term of employee stock options represents the weighted average period the stock options are expected to remain outstanding and is based on the history of exercises and cancellations on all past option grants made by the Company, the contractual term, the vesting period and the expected remaining term of the outstanding options. The risk-free interest rate is based on the U.S. Treasury interest rates whose term is consistent with the expected life of the stock options.
No
dividend yield is included as the Company has not issued any dividends and does not anticipate issuing any dividends in the future.

The following table shows stock-based compensation expense included in the consolidated statements of operations for the years ended
December
31,
2016
and
2015
(in thousands):

	Year Ended
	December 31,
	2016	2015

Research and development	$114	$18
Selling, general and administrative	867	202
Total	$981	$220

As of
December
31,

2016,
the total unrecognized compensation cost in connection with unvested stock options was approximately
$3,757,000.
These costs are expected to be recognized over a period of approximately
3.27
years.